Note 6 - Vessels and Advances, Net (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 12, 2018 USD ($)	May 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Vessels Ordered			5
Gain (Loss) on Sale Vessels			$ (3,071)	$ (4,856)	$ (4,440)
Vessel Held For Sale			4,838	7,315
Gain (Loss) on Assets Held for Sale			$ (101)	$ (2,379)	$ (37,161)
Number of Vessels Provided as Collaterals to Secure Loans			48
Carrying Value of Vessels Provided as Collaterals to Secure Loans			$ 1,574,546
Number of Vessels Under Sale and Leaseback Transactions			7
Number of Vessels Under Share Purchase Agreement			5
Number of Unencumbered Vessels			2
Purchase form York [Member] | York [Member]
Asset Acquisition, Percentage of Assets	60.00%
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Finite-lived Intangible Assets Acquired	$ 1,439
Michigan, Trader, Megalopolis, Marathopolis, Maersk Kleven and Maersk Kotka [Member]
Number of Vessels Acquired			6
Twenty-foot Equivalent Units Measured on Each Vessel Acquired			28,602
Triton, Titan, Talos, Taurus, and Theseus [Member] | Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	72,120
Five Newbuild Vessels Expected to be Delivered Between the Second Quarter of 2020 and the Second Quarter of 2021 [Member]
Number of Vessels Ordered		5
Approximate Twenty-foot Equivalet Units Measured on Each Vessel Ordered		12,690
Expected Charter Time of Vessels		10 years
Leonidio Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,957
Kyparissia Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				4,957
Maersk Kowloon Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				7,471
CMA CGM L’Etoile Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired				2,556
Marina, Mandraki and Mykonos [Member]
Vessels, Disposal Price				$ 23,246
Gain (Loss) on Sale Vessels				(4,856)
Romanos Vessel [Member]
Vessels, Disposal Price				6,585
Itea Vessel [Member]
Vessel Held For Sale				7,315
Gain (Loss) on Assets Held for Sale				$ (2,379)
MSC Koroni and Itea Vessels [Member]
Gain (Loss) on Sale Vessels			$ (3,071)
MSC Pylos [Member]
Vessel Held For Sale			4,838
Gain (Loss) on Assets Held for Sale			$ (101)